UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2001
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      CFO
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

/s/ Adam J. Semler            New York, NY         2/15/02
---------------------   ------------------------  ----------
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     25,630,269
                                          -----------------------

Form 13F Information Table Value Total:  $ 526,771,367
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

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                                                                        Item 5:         Item 6:                          Item 8:
         Item 1:                  Item 2:     Item 3:      Item 4:     Shares of Investment Discretion     Item 7:  Voting Authority
      Name of Issuer               Title      CUSIP      Fair Market   Principal                                         Shares
                                    of        Number       Value        Amount  -----------------------             ----------------
                                   Class                                        (a)  (b)Shared-   (c)     Managers   (a)   (b)   (c)
                                                                                Sole as defined Shared- See Instr.V Sole Shared None
                                                                                     by Instr.V  Other
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
GUCCI GROUP NV ADR                 COMMON    401566104     2,197,920     24,100  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV ORDINARY SHARES     COMMON                 22,124,498    259,015  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM LIB GRP A            COMMON    001957208    17,241,000  1,231,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM WIRLES GRP           COMMON    001957406    15,807,000  1,100,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BIOVAIL CORP INTL NEW COM          COMMON    09067J109    32,675,625    580,900  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC CL A           COMMON    143436103        25,575      7,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CENTURY TEL ENTERPRISE COM         COMMON    156700106     4,808,480    146,600  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC COM                  COMMON    17275R102     1,952,982    107,840  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
FREMONT GEN CORP COM               COMMON    357288109       782,000    100,000  X                                    X
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GLOBAL LIGHT TELECOMMUNICATIONS
  INC                              COMMON    37934X100     5,710,140  3,005,337  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP COM            COMMON    443683107     2,087,078     79,206  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
ICN PHARMACEUTICAL NEW COM         COMMON    448924100    21,775,000    650,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE INC             COMMON    494580103    10,156,744    195,322  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS
  (@30)  4/20/06                   WARRANTS  494580111     2,010,165     72,919  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE WARRANTS
  (@33.33)4/20/06                  WARRANTS  494580129     4,550,468    182,298  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
MARSHALL & ILSLEY CORP COM         COMMON    571834100        47,080        744  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE                           COMMON    65332M103     6,553,672    819,209  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NORTHPOINT COMMUNICATIONS STK      COMMON    666610100       285,000  1,900,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COMMON    69331C108     5,772,000    300,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL RES COM             COMMON    717125108     3,150,160     93,200  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC COM NEW                COMMON    78651420      6,262,500    150,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
SAXON CAPITAL ACQUISITION CO       COMMON    80556P104     6,000,000    600,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
TIFFANY & CO NEW COM               COMMON    886547108    15,735,000    500,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW COM         COMMON    91913Y10     30,496,000    800,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
W R GRACE & CO-DEL NEW             COMMON    38388F108     1,550,000  1,000,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL COM           COMMON    969457100    12,760,000    500,000  X                                    X
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MEAD CORP COM                      COMMON    582834107    15,445,000    500,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO COM                      COMMON    09702310      7,416,675    191,250  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
HCA INC COM                        COMMON    404119109    22,495,798    583,700  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC COM            COMMON    969133107    18,757,988    359,900  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP COM                      COMMON    001957109    18,140,000  1,000,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BARD C R INC COM                   COMMON    067383109    16,125,000    250,000  X                                    X
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DAL-TILE INTL INC COM              COMMON    23426R10      7,223,775    310,700  X                                    X
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DIME BANCORP INC NEW COM           COMMON    25429Q102    13,064,171    362,089  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CONECTIV INC COM                   COMMON    206829103       808,170     33,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW COM              COMMON    902124106    18,379,804    312,051  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL ENERGY & DEV CL A         COMMON    606592202    14,465,620    271,400  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
FRANCO NEVADA MINING CORP          COMMON    35186010      5,183,150    350,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
IMMUNEX CORP NEW COM               COMMON    452528102     4,026,263    145,300  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BETA BRANDS INC COM                COMMON    08658R108        44,561    354,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BOGEN COMMUNICATIONS COM           COMMON    097189104     3,203,774    988,819  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
HARBOR GLOBAL LTD                  COMMON    G4285W100       305,223     43,294  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
RIVER BANK AMERICA-N.Y.            COMMON    768030108       639,000    127,800  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BIG FOOT FINANCIAL CORP            COMMON    089165104       778,891     49,300  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
HOME CITY FINL CORP COM            COMMON    43706C100       207,600     17,300  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR I QUIPS A 7.875%            PREFERRED 26854020      1,553,475     80,700  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
EIX TR II QUIPS B 8.60%            PREFERRED 26853P20      2,020,050    100,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY GROUP PUBG INC
  PFD SREX14.75%                   PREFERRED 530553304       703,992     58,666  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STK 6.00%
  11/01/06 SER C                   PREFERRED 564621495     5,088,000    384,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
LORAL PREFERRED STOCK 6.00%
  2/15/07 SER D                    PREFERRED 564623053       861,250     65,000  X                                    X
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A T & T CORP   CLL OPT 35.0000     CALL
  01192002                          OPTION   2E799C270        16,065      3,213  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
ICN PHARMACEUT CLL OPT 35.0000     CALL
  03162002                          OPTION   4G499087      1,030,000      4,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUG CLL OPT 37.5000     CALL
  01192002                          OPTION   8066099AU        80,000      2,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
DEGEORGE FINANCIAL CORP            COMMON    244783106           175     17,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NEWSTAR RES INC COM NEW            COMMON                          0    467,500  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NOVO NETWORKS INC.                 COMMON    670099100         9,265     31,950  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
BRADLEES INC WARRANTS              WARRANTS  104499116             0     25,000  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYS CORP WT EXP 06 144A       WARRANTS  255013112       201,305      2,119  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
DIVA SYSTEMS WARRANTS              WARRANTS  255013153        21,222     10,611  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
MCCAW INTERNATIONAL - WT07         WARRANTS  579472119         1,125        225  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NEWS CORPORATION WARRANT (@21.5)   WARRANTS                   79,033     15,934  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NEXTWAVE WARRANTS                  WARRANTS                  123,355     24,671  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
WTS BESTEL S A DE C V              WARRANTS  08658T112       918,300     15,305  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
WTS RAINTREE RESORTS INTL INC      WARRANTS  189473119        12,960      4,320  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
LOEWEN GROUP INC W/RTS TO          COMMON    54042L100        33,907     41,100  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CALDOR CORP COM                    COMMON    208557108           281     28,100  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC COM                     COMMON    577081102       336,432     19,560  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PETSMART INC COM                   COMMON    716768106       529,392     53,800  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
SPX CORP COM                       COMMON    784635104     1,763,683     12,883  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON COM              COMMON    478160104    16,579,796    280,538  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC.                         COMMON    053499109           267         22  X                                    X
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ENRON CORP                         COMMON    293561106        25,938     43,230  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP W/RTS TO        COMMON    432848109     1,545,824    141,559  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO                          COMMON    501044101     2,647,986    126,880  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES COM            COMMON    549463107         1,698        270  X                                    X
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MATTEL INC COM                     COMMON    577081102       392,160     22,800  X                                    X
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NATIONSBANK CORP                   COMMON    629525957     4,978,212     79,082  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP COM           COMMON    656569100     1,358,160    181,088  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PARK PL ENTMT CORP COM             COMMON    700690100     1,298,096    141,559  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC COM                     COMMON    717081103    11,125,961    279,196  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
PNC BANK CORP COM                  COMMON    693475105     4,970,890     88,450  X                                    X
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RITE AID                           COMMON    767754104        67,804     13,400  X                                    X
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SAFEWAY INC                        COMMON    786514208     1,426,764     34,174  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC             COMMON    78387G103     2,323,878     59,328  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORPORATION COM            COMMON    166751107    16,696,942    186,329  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC COM               COMMON    882508104     3,862,040    137,930  X                                    X
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VIACOM CLASS B                     COMMON    925524308     3,928,025     88,970  X                                    X
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DEUTSCHE TELEKOM AG SPONSORED ADR  COMMON    251566105     7,926,793    469,041  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE TELEKOM ORDINARY SHARES   COMMON                  6,181,450    359,718  X                                    X
------------------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO                     COMMON    254687106     4,649,568    224,400  X                                    X
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WASHINGTON MUTUAL INC              COMMON    939322103    11,005,348    336,555  X                                    X
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WELLS FARGO & CO-NEW               COMMON    949746101     9,167,950    211,000  X                                    X
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COLUMN TOTALS                                           $526,771,367 25,630,269
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